Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of loss per share and weighted average of common stock outstanding
The computation of income per share and weighted average common stock outstanding is presented for the years ended December 31, 2025 and 2024 as follows:

	Year Ended December 31,
	2025	2024
Numerator:
Net loss attributable to common stockholders—basic and diluted	$(6,182)	$(11,652)

Denominator:
Weighted average common and preferred stock outstanding—basic and diluted*	7,147,534	2,769,234
Net loss per share—Bitcoin Depot Inc.*	$(0.86)	$(4.21)

*
All share and
per-share
amounts have been retroactively adjusted to reflect the
Company’s
1-for-7
Reverse Stock Split that became effective on February 23, 2026. See Note 2(r) for further discussion of the calculation of weighted-average common shares outstanding.

Schedule of securities were not included in the computation of diluted shares outstanding
The following securities were not included in the computation of diluted shares outstanding because the effect would be anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:

Class of Security	Number of Shares as of December 31,*
	2025	2024
PubCo Warrants—Public and Private	6,264,107	6,264,107
PubCo Class E Common Stock—Earnouts Units	—	153,680
BT OpCo Exchangeable Non-Controlling Interest (1) (2)	—	6,299,003
BT OpCo Earnouts Units (1)	2,142,857	2,142,857
2023 Incentive Plan RSU awards	413,881	232,098

*	All share and per-share amounts have been retroactively adjusted to reflect the Company’s 1-for-7 Reverse Stock Split that became effective on February 23, 2026.
(1)	Held at BT Assets and exchangeable into Class A common stock of the Company or cash upon the occurrence of certain conditions.
(2)	Held at BT Assets and can be exchanged into Class A common stock of the Company.